                                                                          NUVEEN

NUVEEN MARYLAND
TRADITIONAL UNIT TRUST 320                                                   928


--------------------------------------------------------------------------------


ESTIMATED CURRENT RETURN:                           NUVEEN TAX-FREE UNIT TRUSTS:
5.05 - 5.26%                                        For the tax-sensitive, conservative investor.
ESTIMATED LONG-TERM RETURN:                         - Double Tax-Free
5.11 - 5.38%                                        - Dependable Income
DATE OF DEPOSIT: March 25, 1997                     - Diversified Portfolios
                                                    - Investment Grade Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    26.5 years
Call Protection Earliest ordinary optional call is 2006
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $101.00 to $98.01 depending on the purchase amount
Cusip           67102E 527 monthly payment plan
Numbers         67102E 535 quarterly payment plan
                67102E 543 semi-annual payment plan
Ratings of      As rated by Standard & Poor's, a division of The McGraw
Portfolio       Hill Companies
                or Moody's Investors Service, Inc.
                AAA               71%
                AA                29
                                  ---------
                                  100%
Registration    Registered in Maryland

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2015-18                                            28.6%
2019-22                                             0.0%
2023-26                                            42.8%
2027+                                              28.6%
The earliest ordinary optional call date is 2006

YIELD COMPARISON AS OF 03/24/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.05%
     Tax Equivalent Yield                          8.28%

Treasury Bonds
     Yield                                         6.96%
     Tax Equivalent Yield                          7.33%

Corporate Bonds
     Yield                   7.75%

 *COMPARES TRUST AS OF 03/24/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 03/21/97. ASSUMES 39.0% FEDERAL AND STATE INCOME TAX RATE AND A 5.0% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------
 BONDS THIS MARYLAND TRADITIONAL UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,              AAA   Aaa
              The Johns Hopkins Health System (Bayview Campus) Issue, Series 1996, 5.25%
              Due 7/1/27. (AMBAC Insured.)                                                2007 at 102
     500,000  Maryland Health and Higher Educational Facilities Authority, Revenue Bonds,              AAA   Aaa
              Loyola College Issue, Series 1996A, 5.375% Due 10/1/26. (Original issue discount bonds delivered on or about November 14, 1996 at a price of
              94.668% of principal amount.)(MBIA Insured.)                                2006 at 102
     500,000  The Maryland-National Capital Park and Planning Commission (Prince George's              AA   Aa2
              County, Maryland), General Obligation Park Acquisition and Development
              Bonds, Series T-2, 5.375% Due 1/15/17.                                      2007 at 101
     500,000  Anne Arundel County, Maryland, General Obligation Bonds, Consolidated Water              AA+   Aa
              and Sewer Series, 1996, 5.00% Due 9/1/15.                                   2006 at 101
     500,000  City of Baltimore, Maryland (Mayor and City Council of Baltimore), Project               AAA   Aaa
              and Refunding Revenue Bonds (Wastewater Projects), Series 1996-A, 5.50% Due
              7/1/26. (Original issue discount bonds delivered on or about July 31, 1996
              at a price of 93.74% of principal amount.)(FGIC Insured.)                   2006 at 101
     500,000  Howard County, Maryland, Metropolitan District General Obligation Bonds,                 AA+   Aaa
              1997 Series A, 5.50% Due 2/15/27. (When issued.)                            2006 at 101
     500,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1997, 5.375% Due                AAA   Aaa
              7/1/25. (Original issue discount bonds will be delivered on or about April
              3, 1997 at a price of 93.725% of principal amount.)(General Obligation
              Bonds.) (When issued.) (MBIA Insured.)                                      2007 at 100
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         6 BONDS FROM MARYLAND AND ONE BOND FROM THE TERRITORY OF PUERTO RICO.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 03/24/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.09. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    101.00     4.90 %      5.05%   5.11%   5.08%   5.14%   5.10%   5.16 %
 500 / $50,000              100.84     4.75        5.06    5.12    5.09    5.15    5.11    5.17
 1,000 / $100,000           100.58     4.50        5.07    5.14    5.10    5.17    5.12    5.19
 2,500 / $250,000           100.31     4.25        5.09    5.16    5.12    5.19    5.14    5.21
 5,000 / $500,000            99.53     3.50        5.13    5.22    5.16    5.25    5.18    5.27
 10,000 / $1,000,000         99.02     3.00        5.15    5.25    5.18    5.28    5.20    5.30
 25,000 / $2,500,000         98.51     2.50        5.18    5.29    5.21    5.32    5.23    5.34
 50,000 / $5,000,000         98.01     2.00        5.21    5.33    5.24    5.36    5.26    5.38

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      31.5%   34.5%   39.0%      42.5%
         5.05  % 7.37%   7.71%   8.28%      8.78 %
         5.06    7.39    7.73    8.30       8.80
         5.07    7.40    7.74    8.31       8.82
         5.09    7.43    7.77    8.34       8.85
         5.13    7.49    7.83    8.41       8.92
         5.15    7.52    7.86    8.44       8.96
         5.18    7.56    7.91    8.49       9.01
         5.21    7.61    7.95    8.54       9.06

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 05/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 5/15/97   $   .5101
 Monthly plan            6/15/97       .4251   $ 5.1020
 Quarterly plan          8/15/97      1.2834
                        11/15/97      1.2834     5.1340
 Semi-annual plan       11/15/97      2.5758
                         5/15/98      2.5758     5.1530
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 101.09 =  98.921
 investment       offering price     # of units
 (as of           and accrued        purchased
 03/24/97)        interest
 98.921       X   $5.1020        =   $504.69
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

                                                                          NUVEEN

NUVEEN VIRGINIA
TRADITIONAL UNIT TRUST 315                                                   928


--------------------------------------------------------------------------------


ESTIMATED CURRENT RETURN:                           NUVEEN TAX-FREE UNIT TRUSTS:
5.17 - 5.38%                                        For the tax-sensitive, conservative investor.
ESTIMATED LONG-TERM RETURN:                         - Double Tax-Free
5.21 - 5.49%                                        - Dependable Income
DATE OF DEPOSIT: March 25, 1997                     - Diversified Portfolios
                                                    - Investment Grade Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    25.8 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.60 to $97.62 depending on the purchase amount
Cusip           6706LB 371 monthly payment plan
Numbers         6706LB 389 quarterly payment plan
                6706LB 397 semi-annual payment plan
Ratings of      As rated by Standard & Poor's, a division of The McGraw
Portfolio       Hill Companies
                or Moody's Investors Service, Inc.
                AAA               71%
                AA                29
                                  ---------
                                  100%
Registration    Registered in Virginia

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2016-17                                            14.3%
2018-19                                            14.3%
2020-21                                            28.5%
2022-23                                             0.0%
2024+                                              42.9%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 03/24/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.17%
     Tax Equivalent Yield                          8.55%

Treasury Bonds
     Yield                                         6.96%
     Tax Equivalent Yield                          7.38%

Corporate Bonds

     Yield                   7.75%

 *COMPARES TRUST AS OF 03/24/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 03/21/97. ASSUMES 39.5% FEDERAL AND STATE INCOME TAX RATE AND A 5.75% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

--------------------------------------------------------------------------------

 BONDS THIS VIRGINIA TRADITIONAL UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Virginia Commonwealth University, General Revenue Pledge Bonds, Series                   AA-   A1
              1996A, 5.75% Due 5/1/21.                                                    2006 at 102
     500,000  Industrial Development Authority of Brunswick County, Virginia,                          AAA   Aaa
              Correctional Facility Lease Revenue Bonds, Series 1996, 5.50% Due 7/1/17.
              (Original issue discount bonds delivered on or about July 10, 1996 at a
              price of 94.646% of principal amount.)(MBIA Insured.)                       2006 at 102
     500,000  Capital Region Airport Commission, Richmond (Virginia), International                    AAA   Aaa
              Airport Projects, Airport Revenue Bonds, Series 1995A, 5.625% Due 7/1/25.
              (AMBAC Insured.)                                                            2005 at 102
     500,000  Industrial Development Authority of Fairfax County, Virginia, Hospital                   AA   Aa2
              Revenue Refunding Bonds (Inova Health System Hospitals Project), Series
              1993A, 5.25% Due 8/15/19.                                                   No Optional
                                                                                              Call
     500,000  County of Hanover, Virginia, Water and Sewer System Revenue Bonds, Series                AAA   Aaa
              1996, 5.25% Due 2/1/26. (MBIA Insured.)                                     2006 at 102
     500,000  Loudoun County Sanitation Authority (Virginia), Water and Sewer System                   AAA   Aaa
              Revenue Bonds, Series 1996, 5.25% Due 1/1/30. (Original issue discount bonds delivered on or about August 27, 1996 at a price of 93.309% of
              principal amount.)(FGIC Insured.)                                           2007 at 102
     250,000  City of Norfolk, Virginia, Water Revenue Bonds, Series 1995, 5.875% Due                  AAA   Aaa
              11/1/20. (MBIA Insured.)                                                    2005 at 102
     250,000  City of Richmond, Virginia, General Obligation Public Improvement Refunding              AAA   Aaa
              Bonds, Series 1995B, 5.00% Due 1/15/21. (FGIC Insured.)                     2006 at 102
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         8 BONDS FROM VIRGINIA.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 03/24/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.09. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.60     4.90 %      5.17%   5.21%   5.20%   5.25%   5.22%   5.27 %
 500 / $50,000              100.44     4.75        5.17    5.21    5.21    5.25    5.23    5.27
 1,000 / $100,000           100.18     4.50        5.19    5.24    5.22    5.28    5.24    5.30
 2,500 / $250,000            99.92     4.25        5.20    5.25    5.23    5.29    5.25    5.31
 5,000 / $500,000            99.14     3.50        5.24    5.31    5.27    5.35    5.29    5.37
 10,000 / $1,000,000         98.63     3.00        5.27    5.35    5.30    5.39    5.32    5.41
 25,000 / $2,500,000         98.12     2.50        5.30    5.39    5.33    5.43    5.35    5.45
 50,000 / $5,000,000         97.62     2.00        5.32    5.42    5.36    5.46    5.38    5.49

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      32.0%   35.0%   39.5%      43.0%
         5.17  % 7.60%   7.95%   8.55%      9.07 %
         5.17    7.60    7.95    8.55       9.07
         5.19    7.63    7.98    8.58       9.11
         5.20    7.65    8.00    8.60       9.12
         5.24    7.71    8.06    8.66       9.19
         5.27    7.75    8.11    8.71       9.25
         5.30    7.79    8.15    8.76       9.30
         5.32    7.82    8.18    8.79       9.33

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 05/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 5/15/97   $   .5194
 Monthly plan            6/15/97       .4329   $ 5.1975
 Quarterly plan          8/15/97      1.3068
                        11/15/97      1.3068     5.2295
 Semi-annual plan       11/15/97      2.6226
                         5/15/98      2.6226     5.2485
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.69 =  99.314
 investment       offering price     # of units
 (as of           and accrued        purchased
 03/24/97)        interest
 99.314       X   $5.1975        =   $516.18
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)